Significant Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Significant Related Party Transactions
34	SIGNIFICANT RELATED PARTY TRANSACTIONS

(a)	Related parties with control relationship
Information of the parent company is as follows:

Name	Location of registration	Principal business	Relationship with the Company	Nature of ownership	Legal representative
CLIC	Beijing, China
Insurance services including receipt of premiums and payment of benefits in respect of the in-force
life, health, accident and other types of personal insurance business, and the reinsurance business; holding or investing in domestic and overseas insurance companies or other financial insurance institutions; fund management business permitted by national laws and regulations or approved by the State Council of the People’s Republic of China; and other businesses approved by insurance regulatory agencies.
			Immediate and ultimate holding company	State-owned	Wang Bin

(b)	Subsidiaries
Refer to Note 34(f) for the basic and related information of subsidiaries.

(c)	Associates and joint ventures
Refer to Note 9 for the basic and related information of associates and joint ventures.

(d)	Other related parties

Significant related parties	Relationship with the Company
China Life Real Estate Co., Limited (“CLRE”)	Under common control of CLIC
China Life Insurance (Overseas) Company Limited (“CL Overseas”)	Under common control of CLIC
China Life Investment Management Company Limited (Formerly known as “China Life Investment Holding Company Limited”)(“CLI”)	Under common control of CLIC
China Life Ecommerce Company Limited (“CL Ecommerce”)	Under common control of CLIC
China Life Healthcare Investment company limited (“CLHI”)	Under common control of CLIC
China Life Enterprise Annuity Fund (“EAP”)	A pension fund jointly set up by the Company and others

(e)	Registered capital of related parties with control relationship and changes during the year

Name of related party	As at 31 December 2019 million	Increase million	Decrease million	As at 31 December 2020 million
CLIC	RMB4,600	—	—	RMB4,600
AMC	RMB4,000	—	—	RMB4,000
China Life Pension Company Limited (“Pension Company”)	RMB3,400	—	—	RMB3,400
China Life (Suzhou) Pension and Retirement Investment Company Limited (“Suzhou Pension Company”)	RMB1,991	—	—	RMB1,991
CL AMP	RMB1,288	—	—	RMB1,288
CL Wealth	RMB200	—	—	RMB200
Shanghai Rui Chong Investment Co., Limited (“Rui Chong Company”)	RMB6,800	—	—	RMB6,800
China Life (Beijing) Health Management Co., Limited (“CL Health”)	RMB1,530	—	—	RMB1,530
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited (“Franklin Shenzhen Company”)	USD2	—	—	USD2
Xi’an Shengyi Jingsheng Real Estate Co., Ltd. (“Shengyi Jingsheng”)	RMB1,131	—	—	RMB1,131
Dalian Hope Building Company Ltd. (“Hope Building”)	RMB484	—	—	RMB484

(i)
The table above does not include the partnerships and the subsidiaries which were not set up or invested in Mainland China that having control relationship with the Group. These partnerships and subsidiaries do not have related information about registered capital.

(f)	Percentages of holding of related parties with control relationship and changes during the year

Shareholder	As at 31 December 2019				As at 31 December 2020
	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
CLIC	RMB19,324	68.37%	—	—	RMB19,324	68.37%

Subsidiaries	As at 31 December 2019				As at 31 December 2020
	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
AMC	RMB1,680	60.00% directly	—	—	RMB1,680	60.00% directly
Pension Company	RMB2,746	74.27% directly and indirectly	—	—	RMB2,746	74.27% directly and indirectly
China Life Franklin Asset Management Company Limited (“AMC HK”)	HKD130	50.00% indirectly	—	—	HKD130	50.00% indirectly
Suzhou Pension Company	RMB1,786	100.00% directly	RMB205	—	RMB1,991	100.00% directly
CL AMP	RMB1,095	85.03% indirectly	—	—	RMB1,095	85.03% indirectly
CL Wealth	RMB200	100.00% indirectly	—	—	RMB200	100.00% indirectly
Golden Phoenix Tree Limited	—	100.00% directly	—	—	—	100.00% directly
King Phoenix Tree Limited	—	100.00% indirectly	—	—	—	100.00% indirectly
Rui Chong Company	RMB6,800	100.00% directly	—	—	RMB6,800	100.00% directly
New Aldgate Limited	RMB1,167	100.00% directly	—	—	RMB1,167	100.00% directly
Glorious Fortune Forever Limited	—	100.00% directly	—	—	—	100.00% directly
CL Hotel Investor, L.P.	—	100.00% directly	RMB95	—	RMB95	100.00% directly
Golden Bamboo Limited	RMB1,993	100.00% directly	—	—	RMB1,993	100.00% directly
Sunny Bamboo Limited	RMB1,876	100.00% directly	—	—	RMB1,876	100.00% directly
Fortune Bamboo Limited	RMB2,435	100.00% directly	—	—	RMB2,435	100.00% directly
China Century Core Fund Limited	USD1,125	100.00% indirectly	—	—	USD1,125	100.00% indirectly
CL Health	RMB1,530	100.00% directly	—	—	RMB1,530	100.00% directly
Franklin Shenzhen Company	USD2	100.00% indirectly	—	—	USD2	100.00% indirectly
Guo Yang Guo Sheng	RMB3,150	99.997% directly	—	RMB315	RMB2,835	89.997% directly
New Capital Wisdom Limited	—	100.00% indirectly	—	—	—	100.00% indirectly
New Fortune Wisdom Limited	—	100.00% indirectly	—	—	—	100.00% indirectly
Wisdom Forever Limited Partnership	USD452	100.00% indirectly	—	—	USD452	100.00% indirectly
Shanghai Yuan Shu Yuan Jiu Investment Management Partnership (Limited Partnership) (“Yuan Shu Yuan Jiu”)	RMB606	99.98% directly	—	RMB35	RMB571	99.98% directly
Shanghai Yuan Shu Yuan Pin Investment Management Partnership (Limited Partnership) (“Yuan Shu Yuan Pin”)	RMB606	99.98% directly	—	RMB35	RMB571	99.98% directly
Shanghai Wansheng Industry Partnership (Limited Partnership) (“Shanghai Wansheng”)	RMB4,000	99.98% directly	RMB12	—	RMB4,012	99.98% directly
Ningbo Meishan Bonded Port Area Bai Ning Investment Partnership (Limited Partnership) (“Bai Ning”)	RMB1,680	99.98% directly	—	—	RMB1,680	99.98% directly
Hope Building	RMB484	100.00% indirectly	—	—	RMB484	100.00% indirectly
Wuhu Yuanxiang Tianfu Investment Management Partnership (Limited Partnership) (“Yuanxiang Tianfu”)	RMB533	99.98% directly	—	—	RMB533	99.98% directly
Wuhu Yuanxiang Tianyi Investment Management Partnership (Limited Partnership) (“Yuanxiang Tianyi”)	RMB533	99.98% directly	—	—	RMB533	99.98% directly
Shengyi Jingsheng	RMB1,063	100.00% indirectly	—	—	RMB1,063	100.00%indirectly
CBRE Global Investors U.S. Investments I, LLC (“CG Investments”)	RMB2,859	99.99% directly	RMB801	—	RMB3,660	99.99% directly
China Life Guangde(Tianjin) Equity Investment Fund Partnership (Limited Partnership) (“CL Guang De”)	RMB10	99.95% directly	RMB285	—	RMB295	99.95% directly
Beijing China Life Pension Industry Investment Fund (Limited Partnership) (“CL Pension Industry”) (i)	—	—	RMB9	—	RMB9	99.90% directly
China Life Qihang Phase I (Tianjin) Equity Investment Fund Partnership (Limited Partnership) (“China Life Qihang Fund I”) (i)	—	—	RMB1	—	RMB1	99.99% directly

(i)	CL Pension Industry and China Life Qihang Fund I were newly included in the consolidated financial statements of the Group for the year ended 31 December 2020.

(g)	Transactions with significant related parties
The following table summarises significant transactions carried out by the Group with its significant related parties:

		For the year ended 31 December
		2020	2019	2018
	Notes	RMB million	RMB million	RMB million
Transactions with CLIC and its subsidiaries
Policy management fee received from CLIC	(i) (viii)	564	575	629
Asset management fee received from CLIC	(ii.a)	125	89	100
Distribution of dividends from the Company to CLIC		14,106	3,092	7,729
Distribution of profits from AMC to CLIC		147	122	128
Asset management fee received from CL Overseas	(ii.b)	73	86	63
Asset management fee received from CLP&C	(ii.c)	41	14	14
Payment of insurance premium to CLP&C		52	48	47
Claim and other payments received from CLP&C		14	16	14
Agency fee received from CLP&C	(iii)(viii)	2,211	2,297	2,959
Rental and a service fee received from CLP&C		54	51	50
Dividend from CLP&C (Note 9)		271	—	66
Payment of rental, project fee and other expenses to CLRE		43	43	45
Property leasing expenses charged by CLI	(iv)	71	78	83
Retained asset management fee received from CLI		3	13	7
Payment of asset management fee to CLI	(ii.d) (viii)	651	653	529
Property leasing income received from CLI		63	39	37
Payment of real estate purchase to CLI		135	5	1
Payment of a operation management service fee to CLHI	(vii)	106	—	—
Payment of a business management service fee to CL Ecommerce		—	—	53
Transactions between CGB and the Group
Interest on deposits received from CGB		2,938	2,584	1,425
Commission expenses charged by CGB	(v)	189	158	112
Dividend from CGB (Note 9)		550	284	—
Capital contribution to CGB		—	—	13,012
Transactions between Sino-Ocean and the Group
Dividend from Sino-Ocean (Note 9)		178	369	558
Interest of corporate bonds received from Sino-Ocean		26	27	27
Management fee charged by Sino-Ocean		30	2	2
Transaction between EAP and the Group
Contribution to EAP		1,140	1,003	593
Transaction between other associates and joint ventures and the Group
Distribution of profits from other associates and joint ventures to the Group (Note 9)		4,254	2,574	2,279
Transactions between AMC and the Company
Payment of asset management fee to AMC	(ii.e) (viii)	2,089	1,353	1,326
Distribution of profits from AMC		220	183	193
Transactions between Pension Company and the Company
Rental received from Pension Company		68	54	45
Agency fee received from Pension Company for entrusted sales of annuity funds and other businesses	(vi)	57	54	43
Marketing fee income for promotion of annuity business from Pension Company		14	8	13
Transaction between AMC HK and the Company
Payment of an asset management fee to AMC HK	(ii.f)	18	18	18
Transaction between Suzhou Pension Company and the Company
Capital contribution to Suzhou Pension Company		205	200	—
Transaction between Rui Chong Company and the Company
Rental fee charged by Rui Chong Company		45	47	47
Transaction between CL Hotel Investor, L.P. and the Company
Capital contribution to CL Hotel Investor, L.P.		95	—	—
Transaction between CL Health and the Company
Capital withdrawal from CL Health		—	200	—
Transaction between Guo Yang Guo Sheng and the Company
Capital withdrawal from Guo Yang Guo Sheng		—	100	—
Transaction between Yuan Shu Yuan Jiu and the Company
Capital withdrawal from Yuan Shu Yuan Jiu		35	—	—
Transaction between Yuan Shu Yuan Pin and the Company
Capital withdrawal from Yuan Shu Yuan Pin		35	—	—
Transaction between Shanghai Wansheng and the Company
Capital contribution to Shanghai Wansheng		12	—	—
Transaction between CG Investments and the Company
Capital contribution to CG Investments		801	—	—
Transaction between CL Guang De and the Company
Capital contribution to CL Guang De		285	10	—
Transaction between other associates and joint ventures and the Company
Distribution of profits from other associates and joint ventures to the Company		3,864	2,210	1,424
Transactions between the consolidated structured entities/other subsidiaries and the Company
Distribution of profits from the consolidated structured entities to the Company		14,429	10,965	8,247
Distribution of profits from the other subsidiaries to the Company		301	206	426
Notes:

(i)
On 26 December 2017, the Company and CLIC renewed a renewable insurance agency agreement, effective from 1 January 2018 to 31 December 2020. The Company performs its duties of insurance agents in accordance with the agreement, but does not acquire any rights and profits or assume any obligations, losses and risks as an insurer of the non-transferable
policies. The policy management fee was payable semi-annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB8.0 per policy and (2) 2.5% of the actual premiums and deposits received during the period, in respect of such policies. The policy management fee income is included in other income in the consolidated statement of comprehensive income. On 31 December 2020, the Company and the CLIC renewed the insurance agency agreement. This agreement is effective from 1 January 2021 to 31 December 2021.

(ii.a)
In December 2018, CLIC renewed an asset management agreement with AMC, entrusting AMC to manage and make investments for its insurance funds. The agreement is effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, CLIC paid AMC a basic service fee at the rate of 0.05% per annum for the management of insurance funds. The service fee was calculated on a monthly basis and payable on a seasonal basis, by multiplying the average book value of the assets under management (after deducting the funds and interests of positive repurchase transactions and deducting the principal and interests of debt and equity investment schemes, project asset-backed schemes and customised non-standard
products) at the beginning and the end of any given month by the rate of 0.05%, divided by 12. According to specific projects, debt investment schemes, equity investment plans, project asset-backed plans, and customised non-standard
products are based on the contractual agreed rate, without paying for an extra management fee. At the end of each year, CLIC assessed the investment performance of the assets managed by AMC, compared the actual results against benchmark returns and made adjustment to the basic service fee. In July 2020, CLIC revised the asset management agreement with AMC, effective from 1 July 2020 to 31 December 2022. The annual rate of the basic service fee has been changed from 0.05% to 0.08%, and the other terms mentioned above remain unchanged.

(ii.b)
In 2018, CL Overseas renewed an investment management agreement with AMC HK, effective from 1 January 2018 to 31 December 2022. In accordance with the agreement, CL Overseas entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK a basic investment management fee and an investment performance fee. The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yields and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year.

(ii.c)
On 15 May 2018, CLP&C renewed an agreement for the management of insurance funds with AMC, entrusting AMC to manage and make investments for its insurance funds, effective from 1 January 2018 to 31 December 2019. The agreement was subject to an automatic one-year
renewal if no objections were raised by both parties upon expiry. From 1 January 2020, the agreement automatically renewed for one year. In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated on a monthly basis and payable on an annual basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was payable on an annual basis, and linked to investment performance. On 1 July 2020, CLP&C formulated asset management investment guidelines. The guidelines were effective from 1 July 2020 and modified the fixed service fee rate with AMC from the annual investment management fee rate for assets of each category under management to 0.08%, while the other terms above remained unchanged.

(ii.d)
On 31 December 2018, the Company and CLI renewed a management agreement of alternative investment of insurance funds, effective from 1 January 2019 to 31 December 2020. In accordance with the agreement, the Company entrusted CLI to engage in investment, operation and management of equities, real estate and related financial products, and securitised financial products under the instructions of the annual guidelines. The Company paid CLI an asset management fee and a performance related bonus based on the agreement. For fixed-income projects, the management fee rate was between 0.05% and 0.6% according to different ranges of returns; for non-fixed-income
projects, the management fee rate for invested projects was 0.3%, the management fee rates for newly signed projects were between 0.05% and 0.3% according to CLI’s involvement in project management and the performance-related bonus is based on the internal return rate upon expiry of the project. In addition, the Company adjusts the investment management fees for fixed-income projects and non-fixed-income
projects based on the annual evaluation results on CLI’s performance. The adjustment (variable management fee) ranges from negative 10% to positive 15% of the investment management fee in the current period.

(ii.e)
On 28 December 2018, the Company and AMC renewed the agreement for the management of insurance funds, effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, the Company entrusted AMC to manage and make investments for its insurance funds and paid AMC a fixed investment management service fee and a variable investment management service fee. The fixed annual service fee was calculated and payable on a seasonal basis, by multiplying the average net value of the assets under management by the rate of 0.05%; the variable investment management service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum. On 1 July 2020, the Company and AMC revised the agreement for the management of insurance funds, effective from 1 July 2020 to 31 December 2022. The calculation method of the fixed annual service fee has been changed from five ten thousandths of the net value of the total investment assets to daily accrued fixed service fee by multiplying the net value of the total investment assets on the day by the variety-based annual investment management fee rate divided by 360. The other terms above remain unchanged. Asset management fees charged to the Company by AMC are eliminated in the consolidated statement of comprehensive income.

(ii.f)
On 31 December 2018, the Company and AMC HK renewed the management agreement of insurance funds investment, which is effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, the Company entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK an asset management fee on a seasonal basis and the maximum investment management fee paid annually is RMB30 million. The management fee rate for financial products, such as investment plans, project asset-backed plans, customised products and insurance asset management products, set up by AMC HK in the industry permitted by regulatory policies, is set according to contractual terms. The management fee rate for the directive investment operation of term deposits, common stocks, funds, financial products and other investment products, universal account
B-2
and entrusted assets account alike was 0.02%; the management fee rate for unlisted equity investment was 0.3%; the management fee rate for customised investment portfolio was agreed upon the management fee of market-oriented entrusted investment. Asset management fees charged to the Company by AMC HK are eliminated in the consolidated statement of comprehensive income.

(iii)
On 31 January 2018, the Company and CLP&C signed a new insurance agency framework agreement, whereby CLP&C entrusted the Company to act as an agent to sell designated insurance products in certain authorised jurisdictions. The agency fee was determined based on cost (tax included) plus a margin. The agreement is effective for three years, from 8 March 2018 to 7 March 2021.

(iv)
On 29 December 2017, the Company renewed a property leasing agreement with CLI, effective from 1 January 2018 to 31 December 2020, pursuant to which CLI leased to the Company certain buildings of its own. Annual rental payable by the Company to CLI in relation to the CLI properties is determined either by reference to the market rent, or, the costs incurred by CLI in holding and maintaining the properties, plus a margin of approximately 5%. The rental was paid on a semi-annual basis, and each payment was equal to one half of the total annual rental. On 31 December 2020, the Company renewed a property leasing agreement with CLI, effective from 1 January 2021 to 31 December 2021.

(v)
On 19 October 2018, the Company and CGB renewed an insurance agency agreement to distribute insurance products. All individual insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of insurance products, collecting premiums and paying benefits. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category individual insurance products after deducting the surrender premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed based on arm’s length transactions. The commissions are payable on a monthly basis. On 22 August 2020, the Company and CGB renewed an insurance agency agreement to distribute insurance products, effective from the signing date to 22 August 2022.

On 28 December 2018, the Company and CGB signed another insurance agency agreement to distribute corporate group insurance products. The corporate group insurance products suitable for distribution through bancassurance channels are included in the agreement. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category group insurance product after deducting the surrender premiums, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed by reference to comparable market prices of independent third-parties. The commissions are paid on a monthly basis. The agreement is effective for two years from 1 January 2019, with an automatic one-year
renewal if no objections were raised by either party upon expiry.

(vi)
On 1 January 2019, the Company and Pension Company renewed an entrusted agency agreement for pension business acted by life business. The agreement is effective from 1 January 2019 to 31 December 2021. The business means that Pension Company entrusted the Company to sell enterprise annuity funds, pension security business, occupational pension business and the third-party asset management business. The commissions agreed upon in the agreement include the daily business commissions and the annual promotional plans commissions. According to the agreement, the commissions for the entrusting service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 30% to 80% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for investment management services, in accordance with the duration of the agreement, are calculated at 60% to 3% of the annual investment management fee (excluding risk reserves for investment), decreasing annually. The commissions of the group pension plan are, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, decreasing annually; the commissions of the personal pension plan are calculated at 30% to 50% of the annual investment management fee according to the various rates of the daily management fee applied to the various individual pension management products in all of the management years; the commissions of occupation annuity and third-party asset management business are in accordance with the provision of annual promotional plans, which should be determined by both parties on a separate occasion. The commissions charged to Pension Company by the Company are eliminated in the consolidated statement of comprehensive income of the Group.

(vii)
On 25 November 2020, the Company and CLHI signed a new aged-care projects management service agreement, effective from 1 January 2020 to 31 December 2021. In accordance with the agreement, the Company entrusted CLHI to operate and manage existed aged-care projects and paid CLHI a management service fee. The management service fee was calculated and payable on a seasonal basis, by multiplying the total amount of the investments under management (based on the daily weighted average investment amount) by the annual rate of 2.7%.

(viii)
These transactions constitute continuing connected transactions which are subject to reporting and announcement requirements but are exempt from independent shareholders’ approval requirements under Chapter 14A of the Listing Rules. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules.

(h)	Amounts due from/to significant related parties
The following table summarises the balances due from and to significant related parties. The balances of the Group are all unsecured. The balances of the Group are non-interest-bearing
and have no fixed repayment dates except for deposits with CGB, wealth management products and other securities of CGB, and corporate bonds issued by Sino-Ocean.

	As at 31 December 2020	As at 31 December 2019
	RMB million	RMB million
The resulting balances due from and to significant related parties of the Group
Amount due from CLIC	348	334
Amount due from CL Overseas	43	56
Amount due from CLP&C	245	334
Amount due to CLP&C	(22)	(31)
Amount due from CLI	32	18
Amount due to CLI	(447)	(401)
Amount due from CLRE	2	2
Amount due to CLHI	(38)	—
Amount deposited with CGB	71,419	59,420
Wealth management products and other financial instruments of CGB	603	844
Amount due from CGB	1,240	894
Amount due to CGB	(51)	(75)
Corporate bonds of Sino-Ocean	361	922
Amount due from Sino-Ocean	7	8
Amount due from CL Ecommerce	12	13
Amount due to CL Ecommerce	(17)	(68)
The resulting balances due from and to subsidiaries of the Company
Amount due to AMC	(1,293)	(381)
Amount due to AMC HK	(8)	(9)
Amount due from Pension Company	39	30
Amount due to Pension Company	(43)	(35)
Amount due from Rui Chong Company	114	118

(i)	Key management personnel compensation

	For the year ended 31 December
	2020	2019	2018
	RMB million	RMB million	RMB million
Salaries and other benefits	15	29	34

The total compensation package for the Company’s key management personnel for the year ended 31 December 2020 has not yet been finalised in accordance with regulations of the relevant PRC authorities. The final compensation will be disclosed in a separate announcement when determined. The compensation of 2019 has been approved by the relevant authorities. The total compensation of 2019 was RMB29 million, including a deferred payment about RMB6 million.
(j)	Transactions with state-owned enterprises
Under IAS 24
Related Party Disclosures
(“IAS 24”), business transactions between state-owned enterprises controlled by the PRC government are within the scope of related party transactions. CLIC, the ultimate holding company of the Group, is a state-owned enterprise. The Group’s key business is insurance and investment related and therefore the business transactions with other state-owned enterprises are primarily related to insurance and investment activities. The related party transactions with other state-owned enterprises were conducted in the ordinary course of business. Due to the complex ownership structure, the PRC government may hold indirect interests in many companies. Some of these interests may, in themselves or when combined with other indirect interests, be controlling interests which may not be known to the Group. Nevertheless, the Group believes that the following captures the material related parties and has applied IAS 24 exemption and disclosed only qualitative information.
As at 31 December 2020, most of the bank deposits of the Group were with state-owned banks; the issuers of corporate bonds and subordinated bonds held by the Group were mainly state-owned enterprises. For the year ended 31 December 2020, a large portion of group insurance business of the Group was with state-owned enterprises; the majority of bancassurance commission charges were paid to state-owned banks and postal offices; and the majority of the reinsurance agreements of the Group were entered into with a state-owned reinsurance company.